Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 65,848	$ 117,662
Prepaid expenses and other current assets	8,256	10,630
Total current assets	74,104	128,292
NON-CURRENT ASSETS:
Property and equipment, net	10,781	9,906
Operating lease right of use assets	11,708	0
Other non-current assets	3,482	2,927
Total assets	100,075	141,125
CURRENT LIABILITIES:
Accounts payable	9,956	5,187
Accrued expenses and other current liabilities	9,578	15,497
Operating lease liabilities, current	2,882	0
Total current liabilities	22,416	20,684
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	9,077	0
Total liabilities	31,493	20,684
Commitments and contingencies (Note 10)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	499,651	467,213
Accumulated other comprehensive gain (loss)	(8,852)	9,472
Accumulated deficit	(422,354)	(356,381)
Total shareholders’ equity	68,582	120,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	100,075	141,125
Deferred Shares One
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137	$ 137